Segmented information	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Segmented information	Segmented information
Our results are reported in two segments: Bell CTS and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance.
The following tables present financial information by segment for the three month periods ended June 30, 2025 and 2024.

For the three month period ended June 30, 2025	Note	Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues		4,509	758	—	5,267
Inter-segment service revenues		7	85	(92)	—
Operating service revenues		4,516	843	(92)	5,267
External/Operating product revenues		818	—	—	818
Total external revenues		5,327	758	—	6,085
Total inter-segment revenues		7	85	(92)	—
Total operating revenues		5,334	843	(92)	6,085
Operating costs	5	(2,895)	(608)	92	(3,411)
Adjusted EBITDA (1)		2,439	235	—	2,674
Severance, acquisition and other costs	6				(41)
Depreciation and amortization					(1,287)
Finance costs
Interest expense					(442)
Net return on post-employment benefit plans	12				26
Impairment of assets	7				(8)
Other expense	8				(38)
Income taxes					(240)
Net earnings					644
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

For the three month period ended June 30, 2024	Note	Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues		4,578	730	—	5,308
Inter-segment service revenues		8	82	(90)	—
Operating service revenues		4,586	812	(90)	5,308
External/Operating product revenues		697	—	—	697
Total external revenues		5,275	730	—	6,005
Total inter-segment revenues		8	82	(90)	—
Total operating revenues		5,283	812	(90)	6,005
Operating costs	5	(2,804)	(594)	90	(3,308)
Adjusted EBITDA (1)		2,479	218	—	2,697
Severance, acquisition and other costs	6				(22)
Depreciation and amortization					(1,270)
Finance costs
Interest expense					(426)
Net return on post-employment benefit plans	12				17
Impairment of assets	7				(60)
Other expense	8				(101)
Income taxes					(231)
Net earnings					604
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
The following tables present financial information by segment for the six month periods ended June 30, 2025 and 2024.

For the six month period ended June 30, 2025	Note	Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues		8,990	1,449	—	10,439
Inter-segment service revenues		14	169	(183)	—
Operating service revenues		9,004	1,618	(183)	10,439
External/Operating product revenues		1,576	—	—	1,576
Total external revenues		10,566	1,449	—	12,015
Total inter-segment revenues		14	169	(183)	—
Total operating revenues		10,580	1,618	(183)	12,015
Operating costs	5	(5,742)	(1,224)	183	(6,783)
Adjusted EBITDA (1)		4,838	394	—	5,232
Severance, acquisition and other costs	6				(288)
Depreciation and amortization					(2,559)
Finance costs
Interest expense					(865)
Net return on post-employment benefit plans	12				51
Impairment of assets	7				(17)
Other income	8				270
Income taxes					(497)
Net earnings					1,327
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

For the six month period ended June 30, 2024	Note	Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues		9,128	1,372	—	10,500
Inter-segment service revenues		14	165	(179)	—
Operating service revenues		9,142	1,537	(179)	10,500
External/Operating product revenues		1,516	—	—	1,516
Total external revenues		10,644	1,372	—	12,016
Total inter-segment revenues		14	165	(179)	—
Total operating revenues		10,658	1,537	(179)	12,016
Operating costs	5	(5,731)	(1,202)	179	(6,754)
Adjusted EBITDA (1)		4,927	335	—	5,262
Severance, acquisition and other costs	6				(251)
Depreciation and amortization					(2,532)
Finance costs
Interest expense					(842)
Net return on post-employment benefit plans	12				33
Impairment of assets	7				(73)
Other expense	8				(139)
Income taxes					(397)
Net earnings					1,061
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
Revenues by services and products
The following table presents our revenues disaggregated by type of services and products.

	Three months		Six months
For the period ended June 30	2025	2024	2025	2024
Services (1)
Wireless voice and data	1,768	1,788	3,517	3,562
Wireline data	2,025	2,034	4,039	4,046
Wireline voice	624	677	1,253	1,360
Media (2)	773	730	1,474	1,372
Other wireline services	77	79	156	160
Total services	5,267	5,308	10,439	10,500
Products (3)
Wireless	594	568	1,218	1,252
Wireline (4)	224	129	358	264
Total products	818	697	1,576	1,516
Total operating revenues	6,085	6,005	12,015	12,016
(1)Our service revenues are generally recognized over time.
(2)Includes Crave direct-to-consumer revenues.
(3)Our product revenues are generally recognized at a point in time.
(4)Included in the three month and six month period ended June 30, 2025 is revenue from a finance lease related to our first artificial intelligence (AI) facility.